Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	[1]
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 1,482	$ 6,829
Investments (short-term deposits)	6,239	3,089
Total	$ 7,721	$ 9,918	[1]	$ 9,191

[1]	Restated throughout for presentation in US Dollar and to reflect a change in the presentation of cash and cash equivalents and bank overdrafts. See the Accounting Policies on page 137 for further details.